Redeemable Noncontrolling Interests and Noncontrolling Interests - Additional Information (Details) $ / shares in Units, ¥ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2019 USD ($) shares	Nov. 30, 2018 CNY (¥) shares	Nov. 30, 2018 USD ($) shares	May 31, 2018
Minority Interest [Line Items]
Cash			¥ 360,600					$ 55,000,000
Finite lived Intangible Assets Acquired | ¥			136,100
Preferred stock redemption discount of subsidiary | ¥			0		¥ 0	¥ 14,842
Overseas Subsidiary
Minority Interest [Line Items]
Ownership of subsidiaries													62.23%
Equity interests percentage													37.77%
Series B Convertible Redeemable Preferred Shares
Minority Interest [Line Items]
Preferred stock cash consideration			¥ 135,400	$ 20,000,000
Issuance Costs | ¥						435
Preferred stock redemption discount of subsidiary | ¥						14,843
Fun Literature
Minority Interest [Line Items]
Purchase shares from holders			5 years	5 years
Redemption days			60 days	60 days
Annual compound interest rate			10.00%	10.00%
Fun Literature | Series A Convertible Redeemable Preferred Shares
Minority Interest [Line Items]
Extended redemption period			5 years	5 years
Mezzanine equity, shares issued									1,097,212	1,097,212	3,763,440	3,763,440
Mezzanine equity, aggregate amount of redemption									¥ 27,500	$ 4,000,000	¥ 97,100	$ 14,000,000
Conversion Ratio			1	1
Fun Literature | Series C Convertible Redeemable Preferred Shares
Minority Interest [Line Items]
Preferred stock cash consideration						733,200	$ 111,800,000
Issuance Costs						¥ 3,100	$ 500,000
Fun Literature | Series C Convertible Redeemable Preferred Shares | Share-based Payment Arrangement, Tranche One [Member]
Minority Interest [Line Items]
Number of preferred shares issued		9,776,007				9,776,007	9,776,007
Fun Literature | Series C Convertible Redeemable Preferred Shares | Share-based Payment Arrangement, Tranche Two [Member]
Minority Interest [Line Items]
Number of preferred shares issued		17,676,002				17,676,002	17,676,002
Fun Literature | Series B Convertible Redeemable Preferred Shares
Minority Interest [Line Items]
Simple interest on put option	4.00%
Fun Literature | Developed Technology Rights
Minority Interest [Line Items]
Finite lived Intangible Assets Acquired			¥ 136,100	$ 20,800,000
Fun Literature | Content
Minority Interest [Line Items]
Finite lived Intangible Assets Acquired			¥ 240,000	$ 36,600,000
Fun Literature | CMC Capital | Series B Convertible Redeemable Preferred Shares
Minority Interest [Line Items]
Number of preferred shares issued	8,794,903
Preferred stock cash consideration | $	$ 50,000,000
Stock Transferred During Period Value | $		$ 20,000,000
Stock Transferred During Period Shares		4,643,603
Minimum [Member] | Fun Literature | Series B Convertible Redeemable Preferred Shares
Minority Interest [Line Items]
Share price | $ / shares								$ 4.307